Significant Accounting Policies and Practices (Details) - Schedule of fair value measurement inputs and valuation methodology - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketable securities - debt securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 62,733
Valuation Methodology	Discounted cash flow analysis
Unobservable Inputs	Expected cash flows from the investment
Derivative liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		42,231
Valuation Methodology	Monte Carlo simulations and Binomial model
Unobservable Inputs	Risk free rate Expected volatility; Drift rate
Equity investments, at cost [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 217,096
Valuation Methodology	Qualitative assessment per ASC 321-10-35
Unobservable Inputs	Qualitative factors